Warrant Liability	12 Months Ended
Dec. 31, 2022
Warrant Liability [Abstract]
Warrant Liability

11.    Warrant Liability

Warrant liability comprises of 8,050,000 warrants issued by the Company in public offerings, private placements, and forward purchase contracts as follows:

•        Public warrants: As described in Note 2, as a result of the Business Combination Agreement, the Company acquired 7,500,000 warrants previously issued by CFVI with regards to the Offering of 30,000,000 CFVI Units completed on February 23, 2021 (“Public Warrant(s)”).

•        Private placement warrants: As described in Note 2, as a result of the Business Combination Agreement, the Company also acquired 175,000 warrants previously issued by CFVI with regards to the sale of 700,000 units (including 175,000 warrants) (“Private Placement Warrants”).

•        Forward purchase warrants: As described in Note 2, the Company issued 1,500,000 shares in the Class A Common Stock of the Company and 375,000 warrants (“Forward Purchase Warrants”) to the Sponsor in relation to the FPA, for gross proceeds of $15,000,000.

Each whole Public Warrant, Private Placement Warrant and Forward Purchase Warrant (“Warrants”) entitles the holder to purchase one share of common stock of the Company, par value $0.0001 per share, for $11.50 per share. The Warrants will become exercisable on the later of 30 days after the completion of the Qualifying Transaction or 12 months from the closing of the IPO and will expire 5 years after the completion of the Qualifying Transaction, or earlier upon redemption or liquidation. The exercise price and entitlement of the Warrants is subject to certain adjustments including:

i.       If the number of outstanding shares of common stock is increased by a stock dividend payable in shares of common stock, or by a split-up of shares of common stock or other similar event, then the number of shares of common stock issuable on exercise of each Warrant shall be increased in proportion to such increase in the outstanding shares of common stock.

ii.      If the Company pays a dividend or makes a distribution in cash, securities or other assets to the holders of the common stock, the Warrant price shall be decreased by the amount of cash and/or the fair market value of any securities or other assets paid on each share of common stock in respect of such extraordinary dividend.

iii.     If the number of outstanding shares of common stock is decreased by a consolidation, combination, reverse stock split or other similar event, then the number of shares of common stock issuable on exercise of each Warrant shall be decreased in proportion to such decrease in outstanding shares of common stock.

iv.      Whenever the number of shares of common stock purchasable upon the exercise of the Warrants is adjusted, the warrant price shall be adjusted by multiplying such warrant price immediately prior to such adjustment by a fraction the numerator of which shall be the number of shares of common stock purchasable upon the exercise of the Warrants immediately prior to such adjustment, and the denominator of which shall be the number of shares of common stock so purchasable immediately thereafter.

The exercise of the Warrants may be settled in cash upon the occurrence of a tender offer or exchange that involves 50% or more of the Company’s Class A shareholders. Not all of the shareholders need to participate in such tender offer or exchange to trigger the potential cash settlement and the Company does not control the occurrence of such an event.

The Warrants may be redeemed, at the option of the Company, at a price of $0.01 per Warrant, provided that the last sales price of the common stock has been at least $18.00 per share during the 20 trading day period starting on the trading day prior to the day of the close of the Qualifying Transaction.

These Warrants are traded publicly with fair value being determined as their market price. The warrant liability was valued at $3.86 per warrant on September 16, 2022, the date of Qualifying Transaction. As these are financial liabilities measured at fair value through profit or loss, these Warrants were revalued at December 31, 2022 using the observable market price of $1.25 per warrant resulting in a gain of $21,010,500. As the transfer of Private Placement Warrants and Forward Purchase Warrants to anyone who is not a permitted transferee would result in Private Placement Warrants and Forward Purchase Warrants having substantially the same terms as those issued in public offerings, the Company determined that the fair value of Private Placement Warrants and Forward Purchase Warrants are equivalent to that of the Public Warrants. The Warrants are measured at level 1 and level 2 respectively, of the fair value measurement hierarchy.

Further, as these warrants may be exercised by holders on a cashless basis, and the exercise of these warrants may be settled in cash that does not require the participation of all shareholders to trigger the potential cash settlement, the Company has concluded that all of its warrants do not meet the ASC 815-40 conditions of equity classification.